Annual Fund Operating Expenses	Dec. 31, 2022
Calvert Global Equity Fund | Class A
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	1.85%	[1]
Total Annual Fund Operating Expenses	2.90%
Expense Reimbursement(2)	(1.76%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.14%
Calvert Global Equity Fund | Class I
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	1.85%	[1]
Total Annual Fund Operating Expenses	2.65%
Expense Reimbursement(2)	(1.76%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.89%
Calvert Global Small-Cap Equity Fund | Class A
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.68%	[3]
Total Annual Fund Operating Expenses	1.80%
Expense Reimbursement(2)	(0.49%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.31%
Calvert Global Small-Cap Equity Fund | Class C
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses(1)	0.68%	[3]
Total Annual Fund Operating Expenses	2.55%
Expense Reimbursement(2)	(0.49%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.06%
Calvert Global Small-Cap Equity Fund | Class I
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.68%	[3]
Total Annual Fund Operating Expenses	1.55%
Expense Reimbursement(2)	(0.49%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.06%
Calvert Small/Mid-Cap Fund | Class A
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.37%	[5]
Total Annual Fund Operating Expenses	1.25%
Expense Reimbursement(2)	(0.11%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.14%
Calvert Small/Mid-Cap Fund | Class C
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses(1)	0.37%	[5]
Total Annual Fund Operating Expenses	2.00%
Expense Reimbursement(2)	(0.11%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.89%
Calvert Small/Mid-Cap Fund | Class I
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.37%	[5]
Total Annual Fund Operating Expenses	1.00%
Expense Reimbursement(2)	(0.11%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.89%

[1]	On [ ], 2023, the Fund acquired the assets of the Eaton Vance Focused Global Opportunities Fund (the “Predecessor Fund”), as part of a tax-free reorganization. Accordingly, “Other Expenses” are based on amounts estimated to be incurred for the current fiscal year after giving effect to this transaction.
[2]	Calvert Research and Management (“CRM”) and Eaton Vance Advisers International Ltd. (“EVAIL”) have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.14% for Class A shares and 0.89% for Class I shares. This expense reimbursement will remain in effect for a five year period from the closing date of the reorganization. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[3]	On [ ], 2023, the Fund acquired the assets of the Eaton Vance Global Small-Cap Equity Fund (the “Predecessor Fund”), as part of a tax-free reorganization. Accordingly, “Other Expenses” are based on amounts estimated to be incurred for the current fiscal year after giving effect to this transaction.
[4]	Calvert Research and Management (“CRM”) and Eaton Vance Advisers International Ltd. (“EVAIL”) have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.31% for Class A shares, 2.06% for Class C shares and 1.06% for Class I shares. This expense reimbursement will remain in effect for a five year period from the closing date of the reorganization. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[5]	On [ ], 2023, the Fund acquired the assets of the Eaton Vance Special Equities Fund (the “Predecessor Fund”), as part of a tax-free reorganization. Accordingly, “Other Expenses” are based on amounts estimated to be incurred for the current fiscal year after giving effect to this transaction.
[6]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.14% for Class A shares, 1.89% for Class C shares and 0.89% for Class I shares. This expense reimbursement will remain in effect for a five year period from the closing date of the reorganization. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap during in place such year.